Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2014	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Covenant compliance		As of December 31, 2016, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
Minimum liquidity required for compliance		$ 25,000	$ 25,000
General Partner
Debt Instruments
Managing member or general partner's outstanding voting interests	0.10%	0.10%
$250.0 Million Senior Unsecured Notes
Debt Instruments
Minimum liquidity required for compliance		$ 20,000
$340 million Credit Suisse Senior Secured Revolving Credit Facility
Debt Instruments
Minimum liquidity required for compliance		$ 24,000
$340 million Credit Suisse Senior Secured Revolving Credit Facility | Dynagas Holding Ltd | Minimum
Debt Instruments
Outstanding voting interests in the Partnership, including General Partner interest		30.00%
$340 million Credit Suisse Senior Secured Revolving Credit Facility | Dynagas Holding Ltd | General Partner | Minimum
Debt Instruments
Managing member or general partner's outstanding voting interests		100.00%
$200 Million Term Loan Facility
Debt Instruments
Minimum liquidity required for compliance		$ 25,000
$200 Million Term Loan Facility | Lena River
Debt Instruments
Cash reserve build up installments number		33
$200 Million Term Loan Facility | Yenisei River
Debt Instruments
Cash reserve build up installments number		31
$200 Million Term Loan Facility | Cash | Lena River and Yenisei River
Debt Instruments
Debt service reserve account balance		$ 7,500
$200 Million Term Loan Facility | Dynagas Holding Ltd | Minimum
Debt Instruments
Outstanding voting interests in the Partnership, including General Partner interest		30.00%
$200 Million Term Loan Facility | Navajo And Solana | Minimum
Debt Instruments
Minimum liquidity required for compliance		$ 2,500